Credit Risk - Disclosure of Segments Exposure by Credit Rating (Details) - Corporate & Commercial Banking - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 27,626	£ 26,858
Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25,198	23,575
Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,779	2,567
Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	649	716
SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,597	13,125
Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,296	5,869
Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,733	7,864
Internal grade 9
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	120	13
Internal grade 9 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	120	13
Internal grade 9 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	120	13
Internal grade 8
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,481	2,236
Internal grade 8 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,481	2,236
Internal grade 8 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	449	253
Internal grade 8 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,032	1,983
Internal grade 7
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,286	7,158
Internal grade 7 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,278	7,115
Internal grade 7 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8	43
Internal grade 7 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	903	723
Internal grade 7 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	802	567
Internal grade 7 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,581	5,868
Internal grade 6
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,953	5,083
Internal grade 6 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,910	4,991
Internal grade 6 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	92
Internal grade 6 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,364	3,170
Internal grade 6 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,589	1,913
Internal grade 6 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,532	6,755
Internal grade 5 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,219	6,159
Internal grade 5 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	313	596
Internal grade 5 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,172	4,295
Internal grade 5 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,360	2,460
Internal grade 5 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,480	3,633
Internal grade 4 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,710	2,597
Internal grade 4 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	770	1,036
Internal grade 4 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,069	3,013
Internal grade 4 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	411	620
Internal grade 4 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,738	1,898
Internal grade 3 to 1 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	444	382
Internal grade 3 to 1 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	645	800
Internal grade 3 to 1 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	649	716
Internal grade 3 to 1 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,604	1,589
Internal grade 3 to 1 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	134	309
Internal grade 3 to 1 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	82
Other | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	82
Other | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	82
Other | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	£ 0